Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 20,298	¥ 56,189	$ 2,943
Debt securities, investments in equity	6,920	3,224	1,004
Cash and cash equivalents	249,310	246,863	36,147	¥ 137,840
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 8,095		1,174
Three Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance		¥ 32,385
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		58.00%
CHINA
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments		¥ 36,825
Cash and cash equivalents	¥ 240,542		34,876
Other Than PRC [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments		275,306
Debt securities, investments in equity		¥ 65,108
Cash and cash equivalents	¥ 8,768		$ 1,271